PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS

5. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2013	2014
Spare parts	$6,264,805	$6,385,388
Prepaid Value added tax (“VAT”)	15,273,592	5,857,017
Prepaid insurance fee	218,865	226,564
Others	2,113,428	366,900
Total	$23,870,690	$12,835,869